ASSET ACQUISITIONS AND BUSINESS COMBINATIONS (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	10 Months Ended	12 Months Ended
	Nov. 12, 2021	Dec. 18, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-controlling Interest					10.00%
Liabilities				$ 8,538	$ 3,202
Revenue			$ 0	8,980	106
Net Loss			$ (2,844)	(21,361)	(14,334)
Intangible Assets				9,736	658
Property, Plant And Equipment				$ 3,750	$ 411
Patents and developed technology [member]
Statement [Line Items]
Useful Lives				9 years
Grupo Farmaceutico Cronomed S.A.S.
Statement [Line Items]
Non-controlling Interest		100.00%			100.00%
Consideration		$ 1,000
Remained Payable					$ 200
Net Assets Acquired					100.00%
Revenue					$ 1,100
Net Loss					6,000,000
Combined Revenue					1,200
Comprehensive Loss					14,300
Paid Fees					$ 100
Property, Plant And Equipment				$ 9
Kasa Wholefoods Company S.A.S.
Statement [Line Items]
Non-controlling Interest					90.00%
Consideration					$ 100
Liabilities					100
Aggregate Consideration					200
Remained Payable					$ 200
Owned Subsidiary					100.00%
Net Assets Acquired					100.00%
Revenue					$ 200
Net Loss					(400)
Combined Revenue					300
Comprehensive Loss					14,700
Property, Plant And Equipment					$ 9
Breeze Laboratory S.A.S.
Statement [Line Items]
Non-controlling Interest					90.00%
Consideration					$ 100
Aggregate Consideration					100
Remained Payable					$ 200
Net Assets Acquired					100.00%
Revenue					$ 500
Net Loss					100
Combined Revenue					600
Comprehensive Loss					$ 14,200
Interest In Flora Beauty Llc					10.00%
Interest In Hemp Textiles & Co Llc					10.00%
Interest In Hemp Textiles Sas					20.00%
Company Granted Common Shares					63,333
Company Granted Common Shares To Mr Vazquez					63,333,000,000
Company Granted Common Shares To Mr Baham?n					31,666,000,000
Amount Paid To Mr. Merchan					300,000
Equity Interests Own					5.00%
Breeze Vendors Payment					$ 200
Breeze Vendors Payment Sale Percentage					5.00%
Transfer Share					10.00%
Property, Plant And Equipment					$ 23
Vessel Brand, Inc.
Statement [Line Items]
Non-controlling Interest	100.00%
Consideration	$ 28,700
Net Assets Acquired				100.00%
Revenue				$ 1,100
Net Loss				22,900
Combined Revenue				15,500
Comprehensive Loss				(300)
Shares Issued	3,600
Purchase Consideration Comprised	$ 8,000
Purchase Consideration Comprised Share	4,557,000,000,000
Company Valued	$ 20,700
Fair Value Discount	15.00%
Intangible Assets				9,200
Property, Plant And Equipment				1,500
Vessel Brand, Inc. | Laboratory Assets [member]
Statement [Line Items]
Property, Plant And Equipment				400
Vessel Brand, Inc. | Real Estate Assets [member]
Statement [Line Items]
Property, Plant And Equipment				1,100
Vessel Brand, Inc. | Customer Relationships [Member]
Statement [Line Items]
Intangible Assets				$ 1,600
Useful Lives				10 years
Vessel Brand, Inc. | Tradename [member]
Statement [Line Items]
Intangible Assets				$ 2,100
Useful Lives				8 years
Vessel Brand, Inc. | Patents and developed technology [member]
Statement [Line Items]
Intangible Assets				$ 4,300
Useful Lives				9 years
Vessel Brand, Inc. | Noncompete Agreement [member]
Statement [Line Items]
Intangible Assets				$ 1,200
Useful Lives				3 years